Introduction and overview of Group's risk management - Internal credit rating (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) customer	Dec. 31, 2022 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables and accrued revenue	$ 212,323	$ 211,025
Number of customers	2
Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of customers | customer	2
Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of customers | customer	5
Internal Credit Grades, First tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables and accrued revenue	$ 188,621	190,520
Revenue percentage	80.00%
Internal Credit Grades, Second tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables and accrued revenue	$ 23,702	20,505
Revenue percentage	20.00%
Gross carrying amount [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accrued Revenue	$ 86,782	85,131
Trade receivables and accrued revenue	233,528	236,390
Gross carrying amount [member] | Internal Credit Grades, First tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accrued Revenue	86,683	84,975
Trade receivables and accrued revenue	197,268	193,117
Gross carrying amount [member] | Internal Credit Grades, Second tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accrued Revenue	99	156
Trade receivables and accrued revenue	36,260	43,273
Accumulated impairment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables and accrued revenue	(21,205)	(25,365)
Accumulated impairment [member] | Internal Credit Grades, First tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables and accrued revenue	(8,647)	(2,597)
Accumulated impairment [member] | Internal Credit Grades, Second tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables and accrued revenue	(12,558)	(22,768)
Not due | Gross carrying amount [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	61,571	61,297
Not due | Gross carrying amount [member] | Internal Credit Grades, First tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	57,540	58,169
Not due | Gross carrying amount [member] | Internal Credit Grades, Second tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	4,031	3,128
030 days | Gross carrying amount [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	19,872	24,848
030 days | Gross carrying amount [member] | Internal Credit Grades, First tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	17,632	22,581
030 days | Gross carrying amount [member] | Internal Credit Grades, Second tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	2,240	2,267
3160 days | Gross carrying amount [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	19,604	14,502
3160 days | Gross carrying amount [member] | Internal Credit Grades, First tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	15,072	11,233
3160 days | Gross carrying amount [member] | Internal Credit Grades, Second tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	4,532	3,269
6190 days | Gross carrying amount [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	5,341	8,313
6190 days | Gross carrying amount [member] | Internal Credit Grades, First tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	1,128	4,411
6190 days | Gross carrying amount [member] | Internal Credit Grades, Second tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	4,213	3,902
Over 90 days | Gross carrying amount [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	40,358	42,299
Over 90 days | Gross carrying amount [member] | Internal Credit Grades, First tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	19,213	11,748
Over 90 days | Gross carrying amount [member] | Internal Credit Grades, Second tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	$ 21,145	$ 30,551